Distribution Date:	03/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			Andy Lindenman	(913) 317-4372
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
Current Mortgage Loan and Property Stratification	10-14		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	15-17
		Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	18-20
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	21		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	26
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	24,797,095.20	1,235,572.99	65,092.37	0.00	0.00	1,300,665.36	23,561,522.21	35.34%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	179,123,220.41	0.00	459,301.79	0.00	0.00	459,301.79	179,123,220.41	35.34%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	274,274,000.00	0.00	762,938.84	0.00	0.00	762,938.84	274,274,000.00	35.34%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00	26.63%	22.63%
B	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00	21.31%	18.13%
C	61764XBP9	4.128532%	53,364,000.00	53,364,000.00	0.00	183,595.83	0.00	0.00	183,595.83	53,364,000.00	14.08%	12.00%
D	61764XAN5	4.128532%	41,384,000.00	41,384,000.00	0.00	138,609.85	0.00	0.00	138,609.85	41,384,000.00	8.47%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	0.00	0.00	0.00	0.00	19,604,000.00	5.81%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	0.00	0.00	0.00	0.00	8,712,000.00	4.63%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	0.00	0.00	0.00	0.00	11,980,000.00	3.01%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,160,790.69	0.00	0.00	0.00	(8,447.48)	0.00	22,169,238.17	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	28,604.33	0.00	0.00	28,604.33	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	44,740.11	0.00	0.00	44,740.11	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	768,860,106.30	1,235,572.99	2,004,349.10	0.00	(8,447.48)	3,239,922.09	767,632,980.79

X-A	61764XBK0	0.848117%	674,129,000.00	542,449,315.61	0.00	383,383.86	0.00	0.00	383,383.86	541,213,742.62
X-B	61764XAA3	0.274532%	39,206,000.00	39,206,000.00	0.00	8,969.43	0.00	0.00	8,969.43	39,206,000.00
X-E	61764XAG0	1.116532%	19,604,000.00	19,604,000.00	0.00	18,240.42	0.00	0.00	18,240.42	19,604,000.00
X-FG	61764XAJ4	1.116532%	20,692,000.00	20,692,000.00	0.00	19,252.74	0.00	0.00	19,252.74	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	1.116532%	22,870,589.00	22,160,790.69	0.00	20,619.36	0.00	0.00	20,619.36	22,169,238.17
Notional SubTotal			776,501,589.00	644,112,106.30	0.00	450,465.81	0.00	0.00	450,465.81	642,884,980.79

Deal Distribution Total					1,235,572.99	2,454,814.91	0.00	(8,447.48)	3,690,387.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	343.45007202	17.11319931	0.90155637	0.00000000	0.00000000	0.00000000	0.00000000	18.01475568	326.33687271
A-3	61764XBH7	873.77180688	0.00000000	2.24049654	0.00000000	0.00000000	0.00000000	0.00000000	2.24049654	873.77180688
A-4	61764XBJ3	1,000.00000000	0.00000000	2.78166665	0.00000000	0.00000000	0.00000000	0.00000000	2.78166665	1,000.00000000
A-S	61764XBL8	1,000.00000000	0.00000000	3.04333328	0.00000000	0.00000000	0.00000000	0.00000000	3.04333328	1,000.00000000
B	61764XBM6	1,000.00000000	0.00000000	3.21166658	0.00000000	0.00000000	0.00000000	0.00000000	3.21166658	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.44044356	0.00000000	0.00000000	0.00000000	0.00000000	3.44044356	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	3.34935845	0.09108520	0.55683670	0.00000000	0.00000000	3.34935845	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	0.00000000	2.51000000	5.02000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	0.00000000	2.51000000	7.33275826	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	0.00000000	2.51000000	28.05084725	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690RBS5	968.96458110	0.00000000	0.00000000	2.43210090	98.09996236	0.00000000	(0.36935997)	0.00000000	969.33394107
555-A	61764XBA2	1,000.00000000	0.00000000	2.44481453	0.00000000	0.00029915	0.00000000	0.00000000	2.44481453	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.44481475	0.00000000	0.00033716	0.00000000	0.00000000	2.44481475	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	804.66693409	0.00000000	0.56870994	0.00000000	0.00000000	0.00000000	0.00000000	0.56870994	802.83409054
X-B	61764XAA3	1,000.00000000	0.00000000	0.22877697	0.00000000	0.00000000	0.00000000	0.00000000	0.22877697	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	0.93044379	0.00000000	0.00000000	0.00000000	0.00000000	0.93044379	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	0.93044365	0.00000000	0.00000000	0.00000000	0.00000000	0.93044365	1,000.00000000
X-H	61690RBQ9	968.96458110	0.00000000	0.90156664	0.00000000	0.00000000	0.00000000	0.00000000	0.90156664	969.33394107

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	65,092.37	0.00	65,092.37	0.00	0.00	0.00	65,092.37	0.00
A-3	02/01/23 - 02/28/23	30	0.00	459,301.79	0.00	459,301.79	0.00	0.00	0.00	459,301.79	0.00
A-4	02/01/23 - 02/28/23	30	0.00	762,938.84	0.00	762,938.84	0.00	0.00	0.00	762,938.84	0.00
X-A	02/01/23 - 02/28/23	30	0.00	383,383.86	0.00	383,383.86	0.00	0.00	0.00	383,383.86	0.00
X-B	02/01/23 - 02/28/23	30	0.00	8,969.43	0.00	8,969.43	0.00	0.00	0.00	8,969.43	0.00
X-E	02/01/23 - 02/28/23	30	0.00	18,240.42	0.00	18,240.42	0.00	0.00	0.00	18,240.42	0.00
X-FG	02/01/23 - 02/28/23	30	0.00	19,252.74	0.00	19,252.74	0.00	0.00	0.00	19,252.74	0.00
X-H	02/01/23 - 02/28/23	30	0.00	20,619.36	0.00	20,619.36	0.00	0.00	0.00	20,619.36	0.00
A-S	02/01/23 - 02/28/23	30	0.00	195,549.38	0.00	195,549.38	0.00	0.00	0.00	195,549.38	0.00
B	02/01/23 - 02/28/23	30	0.00	125,916.60	0.00	125,916.60	0.00	0.00	0.00	125,916.60	0.00
C	02/01/23 - 02/28/23	30	0.00	183,595.83	0.00	183,595.83	0.00	0.00	0.00	183,595.83	0.00
D	02/01/23 - 02/28/23	30	19,274.66	142,379.32	0.00	142,379.32	3,769.47	0.00	0.00	138,609.85	23,044.13
E	02/01/23 - 02/28/23	30	49,206.04	49,206.04	0.00	49,206.04	49,206.04	0.00	0.00	0.00	98,412.08
F	02/01/23 - 02/28/23	30	42,015.87	21,867.12	0.00	21,867.12	21,867.12	0.00	0.00	0.00	63,882.99
G	02/01/23 - 02/28/23	30	305,979.35	30,069.80	0.00	30,069.80	30,069.80	0.00	0.00	0.00	336,049.15
H	02/01/23 - 02/28/23	30	2,187,980.34	55,623.58	0.00	55,623.58	55,623.58	0.00	0.00	0.00	2,243,603.92
555-A	02/01/23 - 02/28/23	28	3.50	28,604.33	0.00	28,604.33	0.00	0.00	0.00	28,604.33	3.50
555-B	02/01/23 - 02/28/23	28	6.17	44,740.11	0.00	44,740.11	0.00	0.00	0.00	44,740.11	6.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,604,465.93	2,615,350.92	0.00	2,615,350.92	160,536.01	0.00	0.00	2,454,814.91	2,765,001.94

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	4.128532%	53,364,000.00	53,364,000.00	0.00	183,595.83	0.00	0.00	183,595.83	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	156,825,000.00	0.00	505,061.81	0.00	0.00	505,061.81	156,825,000.00

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

		Additional Information

	Total Available Distribution Amount (1)	3,690,387.90
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	6
	Aggregate Unpaid Principal Balance	89,989,542.65
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of 0 , Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,461,963.26	Master Servicing Fee	12,765.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,643.48
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.00
ARD Interest	0.00	Trust Advisor Fee	716.33
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	169,812.15
Total Interest Collected	2,631,775.41	Total Fees	16,424.47

Principal		Expenses/Reimbursements
Scheduled Principal	1,227,125.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	132,317.91
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,132.77
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	8,447.48	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	85.33
Total Principal Collected	1,235,572.99	Total Expenses/Reimbursements	160,536.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,454,814.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,235,572.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,690,387.90
Total Funds Collected	3,867,348.40	Total Funds Distributed	3,867,348.38

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	738,860,106.30	738,860,106.30	Beginning Certificate Balance	768,860,106.30
(-) Scheduled Principal Collections	1,227,125.51	1,227,125.51	(-) Principal Distributions	1,235,572.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(8,447.48)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(8,447.48)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(8,447.48)	(8,447.48)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	737,632,980.79	737,632,980.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	740,136,760.74	740,136,760.74	Ending Certificate Balance	767,632,980.79
Ending Actual Collateral Balance	738,991,493.33	738,991,493.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	64,355,006.34	8.72%	22	4.3200	NAP	Defeased	10	64,355,006.34	8.72%	22	4.3200	NAP
10,000,000 or less	34	179,428,945.15	24.32%	23	4.3015	1.693932	1.30 or less	16	215,169,994.43	29.17%	22	3.9069	0.912914
10,000,001 to 20,000,000	7	98,263,214.52	13.32%	22	4.2202	1.143156	1.31 to 1.40	1	3,979,629.64	0.54%	22	4.3500	1.400000
20,000,001 to 30,000,000	4	103,110,787.63	13.98%	48	4.1096	1.551456	1.41 to 1.50	4	34,087,861.93	4.62%	22	4.3143	1.474399
30,000,001 to 40,000,000	1	38,200,000.00	5.18%	22	4.0000	2.450000	1.51 to 1.60	4	39,537,075.20	5.36%	27	4.0602	1.581844
40,000,001 to 50,000,000	3	137,743,508.49	18.67%	23	4.3392	1.934660	1.61 to 1.70	4	70,007,746.87	9.49%	20	4.2753	1.652110
50,000,001 to 60,000,000	2	116,531,518.66	15.80%	20	3.6586	2.032319	1.71 to 1.80	2	11,804,433.38	1.60%	23	4.3763	1.725269
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	4,739,965.17	0.64%	23	4.2720	1.877480
Totals	61	737,632,980.79	100.00%	26	4.1553	1.721598	1.91 to 2.00	4	71,355,436.76	9.67%	22	4.3235	1.963764
							2.01 to 2.10	3	23,762,297.16	3.22%	23	4.1986	2.081281
							2.11 to 2.30	4	61,887,584.59	8.39%	23	4.4681	2.192129
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.60	2	40,271,400.93	5.46%	22	4.0046	2.452572
							2.61 to 2.70	1	6,230,209.08	0.84%	23	3.8500	2.700000
							2.71 to 4.80	4	90,444,339.31	12.26%	50	4.2044	3.013813
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	61	737,632,980.79	100.00%	26	4.1553	1.721598
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	25	64,355,006.34	8.72%	22	4.3200	NAP	Washington	1	2,486,870.80	0.34%	142	4.4500	2.790000
Alabama	1	22,667,342.23	3.07%	21	4.4500	1.290000	Washington, DC	1	60,000,000.00	8.13%	20	3.1663	1.130000
Arizona	3	16,250,681.73	2.20%	41	4.2804	2.204827	West Virginia	1	9,877,567.91	1.34%	22	4.4000	0.640000
California	8	195,763,007.06	26.54%	22	4.0520	2.065216	Totals	93	737,632,980.79	100.00%	26	4.1553	1.721598
Florida	6	90,325,617.54	12.25%	25	4.2338	2.013037
									Property Type³
Georgia	1	5,175,768.99	0.70%	22	4.3675	1.920000
Illinois	1	2,631,545.74	0.36%	22	4.5000	1.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	3,979,629.64	0.54%	22	4.3500	1.400000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	8,167,319.90	1.11%	23	4.4500	2.200000	Defeased	25	64,355,006.34	8.72%	22	4.3200	NAP
Maryland	4	23,769,277.81	3.22%	17	4.3354	1.380661	Industrial	4	19,530,076.57	2.65%	16	4.3647	1.936282
Michigan	6	35,424,225.98	4.80%	23	4.4277	1.549995	Lodging	7	80,560,212.97	10.92%	23	4.3642	2.009217
Minnesota	1	2,071,400.93	0.28%	23	4.0900	2.500000	Mixed Use	6	47,063,685.29	6.38%	22	4.2919	1.824925
Missouri	1	1,684,945.30	0.23%	142	4.4500	2.790000	Mobile Home Park	2	6,953,176.23	0.94%	23	4.1100	1.627550
Nevada	1	2,602,281.11	0.35%	22	5.2000	2.180000	Multi-Family	5	63,898,392.65	8.66%	23	4.3560	1.832185
New Jersey	1	6,763,631.66	0.92%	23	4.2000	0.820000	Office	8	176,195,265.74	23.89%	21	3.8923	1.838427
New York	6	34,999,359.98	4.74%	37	4.1807	1.429753	Other	2	10,902,140.97	1.48%	22	4.2833	1.419049
North Carolina	4	54,876,573.45	7.44%	26	4.3677	1.972463	Retail	23	246,481,578.63	33.42%	23	4.1070	1.561093
North Dakota	1	2,342,704.56	0.32%	142	4.4500	2.790000	Self Storage	11	21,693,445.40	2.94%	142	4.4500	2.790000
Ohio	1	1,978,097.50	0.27%	22	4.5260	1.860000	Totals	93	737,632,980.79	100.00%	26	4.1553	1.721598
Oklahoma	1	1,467,916.57	0.20%	23	4.3000	1.488955
Oregon	1	3,850,465.98	0.52%	23	4.1400	2.080000
Pennsylvania	2	8,859,747.90	1.20%	48	4.2898	1.727372
Rhode Island	1	3,099,578.37	0.42%	142	4.4500	2.790000
Texas	11	57,486,762.87	7.79%	24	4.2764	1.479748
Utah	1	14,675,652.95	1.99%	23	4.4500	2.200000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	64,355,006.34	8.72%	22	4.3200	NAP	Defeased	10	64,355,006.34	8.72%	22	4.3200	NAP
	3.500% or less	2	66,287,103.67	8.99%	20	3.1951	1.392725	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	119,130,738.91	16.15%	23	3.9137	1.495542	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	37	469,781,227.00	63.69%	28	4.3031	1.856957	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	12,968,453.28	1.76%	12	4.7105	1.591505	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	5,110,451.59	0.69%	51	5.1755	1.890433	49 months or greater	51	673,277,974.45	91.28%	26	4.1396	1.742443
	Totals	61	737,632,980.79	100.00%	26	4.1553	1.721598	Totals	61	737,632,980.79	100.00%	26	4.1553	1.721598
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	64,355,006.34	8.72%	22	4.3200	NAP	Defeased	10	64,355,006.34	8.72%	22	4.3200	NAP
	60 months or less	49	649,076,358.57	87.99%	22	4.1253	1.708021	Interest Only	9	222,530,000.00	30.17%	22	3.7930	1.520972
61 months to 84 months		1	2,508,170.48	0.34%	82	5.1500	1.590000	300 months or less	41	429,054,529.05	58.17%	22	4.3036	1.804344
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	715,939,535.39	97.06%	22	4.1464	1.689225	Totals	60	715,939,535.39	97.06%	22	4.1464	1.689225
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	64,355,006.34	8.72%	22	4.3200	NAP	300 months or less	1	21,693,445.40	2.94%	142	4.4500	2.790000
Underwriter's Information		3	27,418,526.83	3.72%	23	4.2602	1.520635	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	551,890,275.33	74.82%	27	4.1580	1.872266	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	21,693,445.40	2.94%	142	4.4500	2.790000
	25 to 36 months	7	93,969,172.29	12.74%	24	3.9962	1.044702
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	737,632,980.79	100.00%	26	4.1553	1.721598
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	88,018.92	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	07/01/22
1A	10096412	1				Actual/360	3.853%	88,018.92	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	07/01/22
1B	10096413	1				Actual/360	3.853%	5,618.23	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	07/01/22
1C	10096414	1				Actual/360	3.853%	5,618.23	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	07/01/22
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	147,762.22	0.00	0.00	N/A	11/04/24	--	60,000,000.00	60,000,000.00	03/04/23
3	10096313	1	OF	Irvine	CA	Actual/360	4.181%	184,187.24	108,558.08	0.00	N/A	11/10/24	--	56,640,076.74	56,531,518.66	03/10/23
4	10096314	1	LO	Various	Various	Actual/360	4.450%	162,053.89	114,487.71	0.00	N/A	02/01/25	--	46,821,348.40	46,706,860.69	03/01/23
5	10096315	1	RT	Miami	FL	Actual/360	4.200%	160,066.67	0.00	0.00	N/A	01/01/25	--	49,000,000.00	49,000,000.00	03/01/23
6	10096316	1	MF	Raleigh	NC	Actual/360	4.378%	143,396.61	71,584.68	0.00	N/A	02/01/25	--	42,108,232.48	42,036,647.80	03/01/23
7	10096317	1	RT	Lakewood	CA	Actual/360	4.000%	118,844.44	0.00	0.00	N/A	01/01/25	--	38,200,000.00	38,200,000.00	03/01/23
8	10096318	1	SS	Various	Various	Actual/360	4.450%	75,498.02	119,787.60	0.00	N/A	01/01/35	--	21,813,233.00	21,693,445.40	03/01/23
10	10096320	1	OF	Hoover	AL	Actual/360	4.450%	78,599.70	42,040.94	0.00	N/A	12/06/24	--	22,709,383.17	22,667,342.23	03/06/23
11	10096321	1	MU	Plano	TX	Actual/360	4.145%	57,899.76	34,404.60	0.00	N/A	12/01/24	--	17,959,600.62	17,925,196.02	03/01/23
12	10096322	1	RT	Greece	NY	Actual/360	4.200%	57,647.25	35,143.76	0.00	N/A	02/01/25	--	17,647,118.50	17,611,974.74	08/01/20
13	10096323	1	RT	Various	Various	Actual/360	4.300%	49,224.44	32,429.35	0.00	N/A	02/01/25	--	14,718,270.41	14,685,841.06	03/01/23
14	10096324	1	OF	Chandler	AZ	Actual/360	4.250%	45,657.74	30,592.94	0.00	N/A	02/06/25	--	13,812,424.12	13,781,831.18	03/06/23
15	10096325	1	SS	Various	Various	Actual/360	4.300%	46,917.11	26,299.12	0.00	N/A	01/06/25	--	14,028,370.76	14,002,071.64	03/06/23
16	10096326	1	LO	Romulus	MI	Actual/360	4.500%	41,247.79	28,674.78	0.00	N/A	02/06/25	--	11,785,083.90	11,756,409.12	03/06/23
17	10096327	1	RT	Walnut Creek	CA	Actual/360	3.990%	37,944.33	26,428.93	0.00	N/A	01/01/25	--	12,226,958.76	12,200,529.83	03/01/23
18	10096328	1	LO	Morgantown	WV	Actual/360	4.400%	33,886.91	24,451.74	0.00	N/A	01/01/25	--	9,902,019.65	9,877,567.91	10/01/20
19	10096329	1	OF	Sugar Land	TX	Actual/360	4.185%	33,602.29	21,850.65	0.00	N/A	01/01/25	--	10,323,283.22	10,301,432.57	03/01/23
20	10096330	1	OF	Chandler	AZ	Actual/360	4.305%	33,654.91	18,832.59	0.00	N/A	01/06/25	--	10,051,241.50	10,032,408.91	03/06/23
21	10096331	1	MF	Pueblo	CO	Actual/360	4.350%	29,241.20	26,154.84	0.00	N/A	02/01/25	--	8,642,718.49	8,616,563.65	03/01/23
22	10096332	1	MF	Sacramento	CA	Actual/360	4.400%	29,087.48	20,988.61	0.00	N/A	01/01/25	--	8,499,588.20	8,478,599.59	03/01/23
24	10096334	1	RT	La Plata	MD	Actual/360	4.120%	29,844.55	17,743.75	0.00	N/A	02/01/25	--	9,313,487.38	9,295,743.63	03/01/23
28	10096338	1	RT	Various	Various	Actual/360	4.350%	21,317.82	35,081.86	0.00	N/A	12/01/24	--	6,300,833.52	6,265,751.66	03/01/23
29	10096339	1	IN	Owings Mills	MD	Actual/360	4.810%	28,207.79	19,591.78	0.00	N/A	08/01/23	--	7,539,949.73	7,520,357.95	03/01/23
30	10096340	1	MU	Ann Arbor	MI	Actual/360	4.400%	22,440.06	22,949.11	0.00	N/A	02/01/25	--	6,557,161.80	6,534,212.69	03/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	10096341	1	MH	Various	MD	Actual/360	4.110%	22,283.34	17,628.40	0.00	N/A	02/01/25	--	6,970,804.63	6,953,176.23	03/01/23
32	10096342	1	MU	Charlotte	NC	Actual/360	4.300%	24,463.05	16,116.41	0.00	N/A	02/01/25	--	7,314,534.35	7,298,417.94	02/01/23
33	10096343	1	98	Lansdowne	PA	Actual/360	4.245%	22,913.28	17,401.79	0.00	N/A	01/01/25	--	6,939,913.12	6,922,511.33	03/01/23
34	10096344	1	IN	Bronx	NY	Actual/360	3.850%	18,724.42	22,842.77	0.00	N/A	02/01/25	--	6,253,051.85	6,230,209.08	03/01/23
35	10096345	1	OF	Various	MI	Actual/360	4.385%	22,891.36	16,598.79	0.00	N/A	01/06/25	--	6,711,915.94	6,695,317.15	03/06/23
36	10096346	1	RT	Paramus	NJ	Actual/360	4.200%	22,146.79	15,996.55	0.00	N/A	02/01/25	--	6,779,628.21	6,763,631.66	03/01/23
37	10096347	1	LO	Dania	FL	Actual/360	3.470%	17,014.04	16,986.21	0.00	N/A	02/01/25	--	6,304,089.88	6,287,103.67	03/01/23
38	10096348	1	MF	San Antonio	TX	Actual/360	4.188%	23,135.28	13,486.31	0.00	N/A	01/01/25	--	7,103,369.91	7,089,883.60	03/01/23
39	10096349	1	OF	Fort Lauderdale	FL	Actual/360	4.430%	21,476.48	15,271.36	0.00	N/A	02/01/25	--	6,233,095.31	6,217,823.95	03/01/23
40	10096350	1	LO	Kalamazoo	MI	Actual/360	4.308%	19,926.48	14,747.41	0.00	N/A	02/06/25	--	5,947,018.99	5,932,271.58	03/06/23
41	10096351	1	MU	Hermosa Beach	CA	Actual/360	4.395%	22,902.83	0.00	0.00	N/A	01/01/25	--	6,700,000.00	6,700,000.00	03/01/23
42	10096352	1	IN	Arlington	TX	Actual/360	4.340%	19,552.15	12,767.35	0.00	N/A	01/06/25	--	5,792,276.89	5,779,509.54	03/06/23
43	10096353	1	RT	Orland	CA	Actual/360	4.120%	19,643.24	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	03/01/23
44	10096354	1	MF	Tampa	FL	Actual/360	4.445%	17,983.64	12,788.07	0.00	N/A	01/01/25	--	5,201,759.16	5,188,971.09	03/01/23
45	10096355	1	RT	Marietta	GA	Actual/360	4.367%	17,625.46	12,853.85	0.00	N/A	01/01/25	--	5,188,622.84	5,175,768.99	03/01/23
46	10096356	1	MU	Mammoth Lakes	CA	Actual/360	4.350%	17,264.53	11,857.46	0.00	N/A	02/06/25	--	5,102,817.72	5,090,960.26	03/06/23
47	10096357	1	RT	Templeton	CA	Actual/360	4.500%	17,614.14	10,253.55	0.00	N/A	02/01/25	--	5,032,612.53	5,022,358.98	03/01/23
48	10096358	1	MF	Swansea	IL	Actual/360	4.300%	16,558.14	9,793.76	0.00	N/A	01/01/25	--	4,950,937.85	4,941,144.09	03/01/23
49	10096359	1	MU	Macomb	MI	Actual/360	4.500%	15,809.71	11,044.61	0.00	N/A	01/06/25	--	4,517,060.05	4,506,015.44	03/06/23
50	10096360	1	MF	Fairview Heights	IL	Actual/360	4.300%	16,324.92	9,655.83	0.00	N/A	01/01/25	--	4,881,206.14	4,871,550.31	03/01/23
51	10096361	1	MF	Rochester	NY	Actual/360	4.250%	14,299.68	10,789.25	0.00	N/A	02/01/25	--	4,325,953.41	4,315,164.16	03/01/23
52	10096362	1	RT	Hillsboro	OR	Actual/360	4.140%	12,442.94	13,801.34	0.00	N/A	02/01/25	--	3,864,267.32	3,850,465.98	03/01/23
53	10096363	1	MU	Raleigh	NC	Actual/360	4.350%	13,901.75	9,047.37	0.00	N/A	01/06/25	--	4,108,890.57	4,099,843.20	03/06/23
54	10096364	1	98	Lafayette	IN	Actual/360	4.350%	13,492.47	8,293.02	0.00	N/A	01/01/25	--	3,987,922.66	3,979,629.64	03/01/23
55	10096365	1	RT	San Antonio	TX	Actual/360	4.600%	12,440.07	7,040.42	0.00	N/A	01/01/25	--	3,477,038.25	3,469,997.83	03/01/23
56	10096366	1	RT	Las Vegas	NV	Actual/360	5.200%	10,548.85	5,951.93	0.00	N/A	01/01/25	--	2,608,233.04	2,602,281.11	03/01/23
57	10096367	1	MF	Lubbock	TX	Actual/360	4.107%	8,498.98	6,009.16	0.00	N/A	01/01/25	--	2,660,642.19	2,654,633.03	03/01/23
58	10096368	1	RT	Palm Harbor	FL	Actual/360	4.090%	8,802.64	5,289.82	0.00	N/A	02/01/25	--	2,767,157.49	2,761,867.67	03/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
59	10096369	1	MF	Belleville	IL	Actual/360	4.300%	9,017.58	5,333.69	0.00	N/A	01/01/25	--	2,696,285.39	2,690,951.70	03/01/23
60	10096370	1	RT	Garland	TX	Actual/360	5.150%	10,069.71	5,765.05	0.00	N/A	01/01/30	--	2,513,935.53	2,508,170.48	03/01/23
61	10096371	1	RT	Marion	IL	Actual/360	4.500%	9,227.33	4,833.19	0.00	N/A	01/01/25	--	2,636,378.93	2,631,545.74	03/01/23
62	10096372	1	MF	Cleveland Heights	OH	Actual/360	4.526%	6,980.37	4,836.01	0.00	N/A	01/06/25	--	1,982,933.51	1,978,097.50	03/06/23
63	10096373	1	RT	Northfield	MN	Actual/360	4.090%	6,601.98	3,967.36	0.00	N/A	02/01/25	--	2,075,368.29	2,071,400.93	03/01/23
Totals								2,388,082.15	1,227,125.51	0.00				738,860,106.30	737,632,980.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	2,123,199.25	01/01/20	03/31/20	01/11/23	12,874,311.90	384,983.15	49,166.77	376,912.55	0.00	0.00
1A	1	0.00	2,123,199.25	01/01/20	03/31/20	01/11/23	12,874,311.90	384,983.15	49,166.77	376,867.26	0.00	0.00
1B	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	1,875,000.00	48,631.60	(9.41)	24,409.88	0.00	0.00
1C	1	0.00	2,123,199.25	01/01/20	03/31/20	02/11/22	1,875,000.00	48,631.60	(9.41)	24,409.88	0.00	0.00
2	1	17,181,998.00	11,514,002.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	1,943,814.00	07/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	8,077,422.00	01/01/22	12/31/22	11/12/21	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	1,796,485.63	01/01/22	06/30/22	01/11/21	0.00	0.00	0.00	0.00	76,264.62	0.00
6	1	4,700,615.54	5,171,244.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,474,709.00	4,052,001.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	6,042,511.34	6,649,680.22	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,692,489.61	1,598,683.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	912.19	0.00
11	1	2,059,517.94	1,741,827.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	505,301.04	01/01/20	06/30/20	06/13/22	7,955,386.50	663,307.97	66,300.30	1,635,600.53	1,004,727.49	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,841,763.41	1,463,528.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	846,600.12	898,986.58	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	(358,045.65)	(209,044.56)	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	578,976.00	07/01/19	06/30/20	02/11/22	5,452,344.78	472,589.22	39,508.71	1,210,389.26	100,363.02	0.00
19	1	686,665.96	704,208.06	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,545,496.17	1,018,100.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,179,878.14	474,663.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,128,219.00	810,573.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	878,707.47	700,354.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	892,494.51	456,240.58	01/01/22	06/30/22	--	0.00	0.00	40,199.15	40,199.15	0.00	0.00
33	1	735,722.00	726,214.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,915,622.22	1,100,513.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	669,672.42	500,050.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	439,637.68	325,959.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	564,710.18	1,870,970.26	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	625,969.80	570,003.43	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	864,405.11	668,539.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,205,991.69	1,374,030.84	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	344,629.71	356,146.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	17,776.06	0.00
43	1	525,000.00	393,750.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	779,799.75	750,277.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	491,288.10	578,486.19	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	586,517.01	462,155.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	301,020.74	347,544.53	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	716,080.44	669,670.13	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	629,209.68	671,885.24	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	359,987.41	254,481.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	404,884.76	222,917.73	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	631.67	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	277,861.15	79,999.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	351,649.00	244,539.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	266,880.04	266,880.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	246,006.57	140,941.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	317,290.03	237,750.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		59,413,456.05	71,253,550.79				42,906,355.08	2,003,126.69	244,322.88	3,688,788.51	1,200,675.05	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	6	89,989,542.65	2	66,611,974.74	1	9,877,567.91	0	0.00	0	0.00	0	0.00	4.155305%	4.127659%	26
02/17/23	0	0.00	0	0.00	6	90,049,138.15	2	66,647,118.50	1	9,902,019.65	0	0.00	0	0.00	0	0.00	4.155579%	4.127932%	27
01/18/23	0	0.00	0	0.00	6	90,098,743.44	2	66,675,981.38	1	9,922,762.06	0	0.00	0	0.00	0	0.00	4.155809%	4.128161%	28
12/16/22	0	0.00	0	0.00	6	90,148,166.42	2	66,704,740.25	1	9,943,426.17	0	0.00	0	0.00	0	0.00	4.156037%	4.128389%	29
11/18/22	0	0.00	0	0.00	6	90,200,682.82	2	66,735,457.16	1	9,965,225.66	0	0.00	0	0.00	0	0.00	4.156278%	4.128628%	30
10/17/22	0	0.00	0	0.00	6	90,249,731.19	1	49,000,000.00	1	9,985,729.49	0	0.00	0	0.00	0	0.00	4.156503%	4.128853%	31
09/16/22	0	0.00	0	0.00	6	90,301,886.35	1	17,794,511.92	2	10,007,374.43	1	6,848,597.08	0	0.00	1	7,593,989.22	4.156741%	4.129090%	32
08/17/22	0	0.00	0	0.00	7	98,794,874.66	2	66,822,843.65	2	18,472,031.01	0	0.00	0	0.00	0	0.00	4.156381%	4.128294%	33
07/15/22	0	0.00	0	0.00	8	146,359,403.73	2	66,851,073.28	2	18,505,915.31	0	0.00	0	0.00	0	0.00	4.156599%	4.128511%	34
06/17/22	1	2,802,325.28	0	0.00	8	146,525,574.77	1	49,000,000.00	2	18,541,863.90	0	0.00	0	0.00	0	0.00	4.156829%	4.128741%	35
05/17/22	0	0.00	4	62,500,000.00	4	84,180,994.03	1	49,000,000.00	2	18,575,491.71	0	0.00	0	0.00	0	0.00	4.157044%	4.128955%	36
04/18/22	4	62,500,000.00	0	0.00	4	84,345,998.68	1	49,000,000.00	2	18,611,192.97	1	49,000,000.00	0	0.00	0	0.00	4.157272%	4.129181%	37
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	07/01/22	7	3	49,166.77	376,912.55	0.00	29,375,000.00	07/16/20	2
1A	10096412	07/01/22	7	3	49,166.77	376,867.26	0.00	29,375,000.00	07/16/20	2
1B	10096413	07/01/22	7	3	(9.41)	24,409.88	0.00	1,875,000.00	07/16/20	2
1C	10096414	07/01/22	7	3	(9.41)	24,409.88	0.00	1,875,000.00	07/16/20	2
12	10096322	08/01/20	30	3	66,300.30	1,635,600.53	1,031,577.98	18,340,349.16	10/22/20	13		03/31/22
18	10096328	10/01/20	28	3	39,508.71	1,210,389.26	407,252.27	10,471,997.86	10/13/20	7			05/12/21
32	10096342	02/01/23	0	A	40,199.15	40,199.15	0.00	7,314,534.35
Totals					244,322.88	3,688,788.51	1,438,830.25	98,626,881.37
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		7,520,358	7,520,358	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		705,911,007	566,921,464	62,500,000		76,489,543
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		24,201,616	24,201,616	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	737,632,981	647,643,438	0	0	80,111,975	9,877,568
Feb-23	738,860,106	648,810,968	0	0	80,147,119	9,902,020
Jan-23	739,895,111	649,796,368	0	0	80,175,981	9,922,762
Dec-22	740,926,246	650,778,079	0	0	80,204,740	9,943,426
Nov-22	742,016,412	651,815,730	0	0	80,235,457	9,965,226
Oct-22	743,039,611	652,789,880	0	0	80,264,002	9,985,729
Sep-22	744,122,126	653,820,240	0	0	80,294,512	10,007,374
Aug-22	753,581,759	654,786,885	0	0	80,322,844	18,472,031
Jul-22	754,606,900	608,247,496	0	0	127,853,488	18,505,915
Jun-22	755,692,690	606,364,790	2,802,325	0	127,983,711	18,541,864
May-22	756,709,940	610,028,946	0	62,500,000	65,605,502	18,575,492
Apr-22	757,788,122	610,942,124	62,500,000	0	65,734,806	18,611,193
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	68,000,000.00	07/26/22	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	68,000,000.00	07/26/22	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	68,000,000.00	07/26/22	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	68,000,000.00	07/26/22	1,924,022.25	1.58000	03/31/20	03/01/25	I/O
12	10096322	17,611,974.74	18,340,349.16	10,900,000.00	01/10/22	412,280.54	0.74000	06/30/20	02/01/25	262
18	10096328	9,877,567.91	10,471,997.86	6,800,000.00	01/01/22	445,494.00	0.64000	06/30/20	01/01/25	261
Totals		89,989,542.65	91,312,347.02	289,700,000.00		8,553,863.54

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	10096311	RT	CA	07/16/20	2

3/13/2023 3.1.2023:- Loan transferred to special servicing July 2020 for payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 202 0 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL. Updated BOVs received. Receiver is working on the 2023 budget. Operating funds are being posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no

	major issues found.
1A	10096412	Various	Various	07/16/20	2

3/13/2023 3.1.2023:- Loan transferred to special servicing July 2020 for payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 202 0 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL. Updated BOVs received. Receiver is working on the 2023 budget. Operating funds are being posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no

	major issues found.
1B	10096413	Various	Various	07/16/20	2

3/13/2023 3.1.2023:- Loan transferred to special servicing July 2020 for payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 202 0 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL. Updated BOVs received. Receiver is working on the 2023 budget. Operating funds are being posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no

	major issues found.
1C	10096414	Various	Various	07/16/20	2

3/13/2023 3.1.2023:- Loan transferred to special servicing July 2020 for payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 202 0 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL. Updated BOVs received. Receiver is working on the 2023 budget. Operating funds are being posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no

	major issues found.
12	10096322	RT	NY	10/22/20	13

3/13/2023 3.1.2023 - Loan was transferred to Special Servicing in October 2020 due to payment default. Property previously suffered loss of Toys R Us, and operations were further disrupted by COVID-19 pandemic, and death of the loan guarantor. Borrow e r executed a pre-negotiation agreement and remained engaged in negotiations to reinstate and modify the loan, while simultaneously seeking to lease-up the property and improve cash flows. With efforts to improve leasing at the property unsuccessful, legal enforcement is being pursued, in parallel, with the foreclosure action initiated on 04/01/2022. A petition to appoint a receiver was filed on 06.02.2022 and the receiver (Orazio Crisalli, Syracuse Realty) is now in

	place at the property. Current efforts focus on securing current tenants, while also seeking to expand property occupancy. Current occupancy is 72%.
18	10096328	LO	WV	10/13/20	7

3/13/2023 3.1.2023 - Hotel is REO as of May 2021; GF Hotels is engaged as the property manager. Operations were disrupted significantly due to COVID 19. Performance has improved since foreclosure was completed and continued to do so through Q3 2022 as classes and sporting events resumed at the university. Strong demand is being seen during home football games, though the 2022 season fell below forecast and historical figures. Following end of the football season,

December 2022 YE reporting showed occup ancy of 52.33% (vs. budget of 58.65%) and ADRs of $103.39 (vs. budget of $94.85). For the year, total revenues fell slightly short of forecast ($1.9m vs. $2.05m).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
5	10096315	1 0.00	4.20000%	0.00	4.20000%	8	02/18/22	02/18/22	07/11/22
36	10096346	1 0.00	4.20000%	0.00	4.20000%	8	03/01/20	02/26/21	08/17/22
37	10096347	1 0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	08/04/20	08/04/20	10/26/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	10096337 09/16/22	8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	8,362.15	133,115.07	703,543.06	7.81%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	8,362.15	133,115.07	703,543.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	10096337	03/17/23	0.00	0.00	703,543.06	0.00	85.33	(8,447.48)	0.00	0.00	701,350.97
		11/18/22	0.00	0.00	711,905.21	0.00	2,106.76	(126,859.68)	0.00	0.00
		09/16/22	0.00	0.00	836,658.13	0.00	0.00	836,658.13	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	85.33	(8,447.48)	0.00	0.00	(8,447.48)
Cumulative Totals			0.00	0.00	703,543.06	0.00	2,192.09	701,350.97	0.00	0.00	701,350.97

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	5,711.81	0.00	0.00	38,476.31	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	5,711.81	0.00	0.00	38,476.31	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	364.58	0.00	0.00	5,603.65	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	364.58	0.00	0.00	5,603.65	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,548.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,431.38	0.00	0.00	25,647.28	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,000.00	0.00	0.00	18,510.71	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	85.33	0.00
Total	0.00	0.00	28,132.77	0.00	0.00	132,317.91	0.00	0.00	0.00	0.00	85.33	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		160,536.01

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.	Page 31 of 31